NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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Received SEC
MAR 15 2010
Washington, DC 20549

Gary N. Sundick
Vice President
Listing Qualifications

CGUNAS
001-32491

Via Electronic Mail

10010239

March 15, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 15, 2010 The Nasdaq Stock Market (the "Exchange") received from Coffee Holding Co., Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 Per Share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick